Equity (Statutory Equity & Income and Dividend Restrictions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Parent Company
Statutory Accounting Practices [Line Items]
Total adjusted capital of MetLife USA	in excess of 400%	in excess of 400% Company Action RBC
Paid	$ 261	$ 500
Parent Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o approval			$ 473
Brighthouse Life Insurance Co of NY [Member]
Statutory Accounting Practices [Line Items]
Paid	$ 0	$ 0
Brighthouse Life Insurance Co of NY [Member] | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o approval			$ 0